Business combinations - Schedule of Fair Value of Intangible Assets PRA Health Sciences Inc Acquisition (Details) - PRA Health Sciences Inc $ in Thousands	Jul. 01, 2021 USD ($)
Business Acquisition [Line Items]
Estimated Fair Value	$ 4,875,000
Customer relationships
Business Acquisition [Line Items]
Estimated Fair Value	$ 3,905,000
Estimated Useful Life	23 years
Order backlog
Business Acquisition [Line Items]
Estimated Fair Value	$ 489,000
Estimated Useful Life	3 years
Trade names
Business Acquisition [Line Items]
Estimated Fair Value	$ 202,000
Estimated Useful Life	3 years
Patient database
Business Acquisition [Line Items]
Estimated Fair Value	$ 168,000
Estimated Useful Life	7 years
Technology assets
Business Acquisition [Line Items]
Estimated Fair Value	$ 111,000
Estimated Useful Life	5 years